SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred after June 30, 2024, through the date that the condensed consolidated interim financial statements were issued. During this period, there were no material subsequent events requiring disclosure except as stated as follows:

On July 15, 2024, the Company consummated a firm commitment underwritten follow-on public offering (the “Follow-on Offering”) of an aggregate of 900,000 units, consisting of an aggregate of 900,000 shares of Common Stock and 900,000 warrants to purchase up to 450,000 shares of Common Stock (the “Follow-on Warrants”) based on an offering price of $20.00 per unit (the “Follow-on Offering Price”), generating gross proceeds of approximately $18.0 million, less underwriting discounts and other Follow-on Offering expenses. The units issued in the Follow-On Offering have no stand-alone rights, are not certificated and have not been issued as stand-alone securities. In connection with the Follow-on Offering, the Company granted the lead managing underwriter an option (“Follow-on Over-allotment Option”), exercisable for 30 days from July 15, 2024, to purchase up to an additional 135,000 shares of Common Stock (the “Follow-on Over-allotment Shares”) and 135,0000 Warrants to purchase 67,500 shares of Common Stock (the “Follow-on Over-allotment Warrants”) from the Company at the Follow-on Offering Price, less underwriting discounts and other Follow-on Offering expenses, to cover over-allotments in the Follow-on Offering. On July 12, 2024, the underwriter exercised the Follow-on Over-allotment Option in full with respect to the Follow-on Over-allotment Warrants, which closed on July 15, 2024 for nominal consideration.

On July 16, 2024, the underwriter exercised the Follow-on Over-allotment Option in full with respect to the Follow-on Over-allotment Shares, and on July 18, 2024, the closing of the purchase of the Follow-on Over-Allotment Shares occurred, generating gross proceeds to the Company of approximately $2.70 million and net proceeds of approximately $2.48 million.

Between July 15, 2024 and August 13, 2024, 127,550 Warrants were exercised to purchase 63,775 Common Stock at an exercise price of $20.00 per share generating gross proceeds of approximately $1,275,500, and 25,000 stock options were exercised to purchase 25,000 common shares at an exercise price of $1.50 per share generating proceeds of approximately $37,500.

6. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred after September 30, 2023 through January 30, 2024, which is the date that the consolidated financial statements were available to be issued. During this period, there were no material subsequent events requiring disclosure except as stated as follows:

Subsequent to September 30, 2023, the Company sold 822,144 common shares at a price of $3.00 per common share for gross proceeds of $2,466,437.